STOCK-BASED COMPENSATION - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended		66 Months Ended
	Mar. 31, 2026 USD ($) plan shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) plan shares	Dec. 31, 2024 USD ($)	Mar. 31, 2026 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2		2
Reverse stock split			0.04
Stock-based compensation expense | $	$ 500	$ 1,100	$ 3,700	$ 5,800
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU compensation cost not yet recognized | $			$ 1,400
Compensation cost not yet recognized, period of recognition			10 months 24 days
Fair value of vested RSUs | $			$ 2,200
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	0		0
Shares exercised, intrinsic value | $			$ 17
2014 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares			0		0
2014 Plan | Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
2014 Plan | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares			0
2021 Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares) | shares			273,853
2021 Plan | Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
2021 Plan | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years